Cover	Nov. 29, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 29, 2024
Entity File Number	000-55925
Entity Registrant Name	AERKOMM INC.
Entity Central Index Key	0001590496
Entity Tax Identification Number	46-3424568
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	44043 Fremont Blvd.
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	877
Local Phone Number	742-3094
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false